Secured Loan Payable (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of secured loans

			June 30,	December 31,
Lender name	Interest rate	Term	2019	2018
China Great Wall Assets Management Co. Ltd. ("China Great Wall")	Fixed annual rate of 11.0%	From October 29, 2016 to October 28, 2017	$14,533,697	$14,510,876
Hangzhou Jingyuan Investment Management Co., Ltd	Fixed annual rate of 6.27%	From January 25, 2019 to July 25, 2019*	43,688,472	-
Hangzhou Jingyuan Investment Management Co., Ltd	Fixed annual rate of 6.0%	From December 12, 2018 to December 12, 2019	5,096,989	5,088,985
Hangzhou Jingyuan Investment Management Co., Ltd ("Hangzhou Jingyuan)	Fixed annual rate of 1.29%	From December 28, 2018 to February 27, 2019**	-	50,889,845
Hangzhou Jingyuan Investment Management Co., Ltd	Fixed annual rate of 6.0%	From December 29, 2018 to June 28, 2019	-	8,723,973
			$63,319,158	$79,213,679

*	The loan was repaid in the month of July 2019.
**	The loan was repaid in the month of January 2019.